FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04892
                                   ----------

                           TEMPLETON GROWTH FUND, INC.
                      --------------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      ---------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         ---------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 954/527-7500
                                                   --------------
Date of fiscal year end:   8/31
                           ----

Date of reporting period: 05/31/09
                         ----------

ITEM 1. SCHEDULE OF INVESTMENTS.


Templeton Growth Fund, Inc.

QUARTERLY STATEMENT OF INVESTMENTS
MAY 31, 2009

CONTENTS
Statement of Investments .................................................    3
Notes to Statement of Investments ........................................    7

                    (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      Franklin - TEMPLETON - MUTUAL SERIES


                     Quarterly Statement of Investments | 1

                      This page intentionally left blank.

Templeton Growth Fund, Inc.

STATEMENT OF INVESTMENTS, MAY 31, 2009 (UNAUDITED)

                                                              INDUSTRY                         SHARES           VALUE
                                            ----------------------------------------------  ------------  ----------------
    COMMON STOCKS 95.2%
    AUSTRALIA 0.1%
    Brambles Ltd. ........................          Commercial Services & Supplies             2,145,402  $     10,108,371
                                                                                                          ----------------
    BRAZIL 0.1%
    EMBRAER-EMPRESA BRASILEIRA DE
       AERONAUTICA SA, ADR ...............               Aerospace & Defense                     961,110        18,434,090
                                                                                                          ----------------
    FINLAND 0.5%
    UPM-Kymmene OYJ ......................             Paper & Forest Products                 9,495,945        88,623,087
                                                                                                          ----------------
    FRANCE 8.5%
    Accor SA .............................          Hotels, Restaurants & Leisure              1,610,997        71,370,687
    Compagnie Generale des Etablissements
       Michelin, B .......................                 Auto Components                     1,451,194        87,817,942
    France Telecom SA ....................      Diversified Telecommunication Services        12,633,667       308,164,973
    Sanofi-Aventis .......................                 Pharmaceuticals                     5,011,752       318,554,700
    Total SA, B ..........................           Oil, Gas & Consumable Fuels               5,783,394       333,253,824
    Vivendi SA ...........................                      Media                         10,695,460       280,851,094
                                                                                                          ----------------
                                                                                                             1,400,013,220
                                                                                                          ----------------
    GERMANY 6.4%
    Bayerische Motoren Werke AG ..........                   Automobiles                       4,455,746       159,721,411
    Deutsche Post AG .....................             Air Freight & Logistics                11,729,593       161,881,608
    Merck KGaA ...........................                 Pharmaceuticals                       843,465        80,900,952
    Muenchener Rueckversicherungs-
       Gesellschaft AG ...................                    Insurance                          899,357       125,202,381
    SAP AG ...............................                     Software                        4,102,518       176,558,468
    Siemens AG ...........................             Industrial Conglomerates                4,772,444       349,031,084
                                                                                                          ----------------
                                                                                                             1,053,295,904
                                                                                                          ----------------
    HONG KONG 1.5%
    Cheung Kong (Holdings) Ltd ...........       Real Estate Management & Development         12,810,800       158,314,099
    Swire Pacific Ltd., A ................       Real Estate Management & Development          8,930,000        89,275,233
                                                                                                          ----------------
                                                                                                               247,589,332
                                                                                                          ----------------
    INDIA 0.5%
    ICICI Bank Ltd., ADR .................                 Commercial Banks                    2,758,430        85,897,510
                                                                                                          ----------------
    IRELAND 0.8%
    CRH PLC ..............................              Construction Materials                 5,552,528       131,866,814
                                                                                                          ----------------
    ITALY 2.9%
    Eni SpA ..............................           Oil, Gas & Consumable Fuels               8,923,914       215,277,753
(a) Intesa Sanpaolo SpA ..................               Commercial Banks                     46,148,694       163,630,819
(a) UniCredit SpA ........................               Commercial Banks                     38,123,230        99,676,172
                                                                                                          ----------------
                                                                                                               478,584,744
                                                                                                          ----------------
    JAPAN 3.0%
    FUJIFILM Holdings Corp. ..............  Electronic Equipment, Instruments & Components     3,526,600       102,008,326
    Konica Minolta Holdings Ltd. .........                Office Electronics                  14,134,500       147,065,878
    Mitsubishi UFJ Financial Group Inc. ..                 Commercial Banks                   11,242,475        70,586,383
    Toyota Motor Corp. ...................                   Automobiles                       4,241,510       169,669,306
                                                                                                          ----------------
                                                                                                               489,329,893
                                                                                                          ----------------


                     Quarterly Statement of Investments | 3

Templeton Growth Fund, Inc.

                                                              INDUSTRY                         SHARES           VALUE
                                            ----------------------------------------------  ------------  ----------------
    COMMON STOCKS (CONTINUED)
    NETHERLANDS 2.8%
    ING Groep NV .........................            Diversified Financial Services           9,800,603  $    102,858,100
    Koninklijke Philips Electronics NV ...               Industrial Conglomerates              5,673,162       106,333,392
(a) Randstad Holding NV ..................               Professional Services                 2,769,690        84,968,033
    Reed Elsevier NV .....................                         Media                       8,912,297       107,208,898
    SBM Offshore NV ......................              Energy Equipment & Services            3,615,566        60,788,705
                                                                                                          ----------------
                                                                                                               462,157,128
                                                                                                          ----------------
    NORWAY 0.3%
    Aker Solutions ASA ...................              Energy Equipment & Services            5,335,985        46,582,148
                                                                                                          ----------------
    RUSSIA 0.5%
    Gazprom, ADR .........................              Oil, Gas & Consumable Fuels            3,642,900        84,333,135
                                                                                                          ----------------
    SINGAPORE 2.0%
(a) Flextronics International Ltd ........  Electronic Equipment, Instruments & Components    12,506,350        49,525,146
    Singapore Telecommunications Ltd. ....        Diversified Telecommunication Services     130,680,000       272,344,250
                                                                                                          ----------------
                                                                                                               321,869,396
                                                                                                          ----------------
    SOUTH KOREA 4.2%
    Hyundai Motor Co. Ltd. ...............                      Automobiles                    2,970,277       163,592,447
(a) KB Financial Group Inc. ..............                 Commercial Banks                    2,856,392        90,805,229
    KT Corp., ADR ........................        Diversified Telecommunication Services       9,935,580       134,527,753
    Samsung Electronics Co. Ltd. .........       Semiconductors & Semiconductor Equipment        661,286       293,262,538
                                                                                                          ----------------
                                                                                                               682,187,967
                                                                                                          ----------------
    SPAIN 1.4%
    Inditex SA ...........................                   Specialty Retail                  1,305,988        58,763,020
    Telefonica SA ........................        Diversified Telecommunication Services       8,012,654       172,447,059
                                                                                                          ----------------
                                                                                                               231,210,079
                                                                                                          ----------------
    SWEDEN 1.0%
    Svenska Cellulosa AB, B ..............                Paper & Forest Products              8,210,980        94,690,317
    Telefonaktiebolaget LM Ericsson, B ...               Communications Equipment              6,902,707        64,412,371
                                                                                                          ----------------
                                                                                                               159,102,688
                                                                                                          ----------------
    SWITZERLAND 4.8%
    Adecco SA ............................                 Professional Services               2,640,705       114,759,494
    Nestle SA ............................                     Food Products                   4,432,353       160,655,672
    Novartis AG ..........................                    Pharmaceuticals                  6,708,570       267,035,895
    Roche Holding AG .....................                    Pharmaceuticals                  1,214,651       165,639,398
(a) UBS AG ...............................                  Capital Markets                    5,581,656        83,277,869
                                                                                                          ----------------
                                                                                                               791,368,328
                                                                                                          ----------------
    TAIWAN 1.2%
    Taiwan Semiconductor Manufacturing Co.
       Ltd. ..............................       Semiconductors & Semiconductor Equipment    103,275,002       191,373,221
                                                                                                          ----------------
    TURKEY 0.5%
    Turkcell Iletisim Hizmetleri AS,
       ADR ...............................         Wireless Telecommunication Services         6,301,610        83,874,429
                                                                                                          ----------------
    UNITED KINGDOM 14.0%
    Aviva PLC ............................                       Insurance                    34,723,288       187,860,051
    BAE Systems PLC ......................                  Aerospace & Defense                8,904,453        49,219,052
    BP PLC ...............................              Oil, Gas & Consumable Fuels           40,236,816       332,553,848


                     4 | Quarterly Statement of Investments

Templeton Growth Fund, Inc.

                                                              INDUSTRY                         SHARES           VALUE
                                            ----------------------------------------------  ------------  ----------------
    COMMON STOCKS (CONTINUED)
    UNITED KINGDOM (CONTINUED)
    Compass Group PLC ....................           Hotels, Restaurants & Leisure            22,287,187  $    128,688,857
    GlaxoSmithKline PLC ..................                  Pharmaceuticals                   18,406,858       310,216,470
    HSBC Holdings PLC ....................                 Commercial Banks                   18,293,897       161,649,600
    Kingfisher PLC .......................                 Specialty Retail                   60,152,382       172,106,841
    Pearson PLC ..........................                       Media                        13,647,489       144,249,998
    Royal Dutch Shell PLC, B .............            Oil, Gas & Consumable Fuels             12,309,222       333,673,787
    Standard Life PLC ....................                     Insurance                      16,650,095        53,240,344
    Tesco PLC ............................             Food & Staples Retailing                7,243,414        42,749,855
    Vodafone Group PLC ...................        Wireless Telecommunication Services        170,986,191       320,801,580
(a) Wolseley PLC .........................       Trading Companies & Distributors              3,912,621        65,750,763
                                                                                                          ----------------
                                                                                                             2,302,761,046
                                                                                                          ----------------
    UNITED STATES 38.3%
    Accenture Ltd., A ....................                    IT Services                     13,975,820       418,296,293
    ACE Ltd. .............................                     Insurance                       1,309,938        57,624,173
    Alcoa Inc. ...........................                  Metals & Mining                    9,466,400        87,280,208
    American Express Co. .................                 Consumer Finance                    4,349,190       108,077,372
(a) Amgen Inc. ...........................                 Biotechnology                       8,075,980       403,314,441
    AT&T Inc. ............................      Diversified Telecommunication Services         1,452,470        36,006,731
    The Bank of New York Mellon Corp. ....                  Capital Markets                      847,459        23,542,411
(a) Boston Scientific Corp. ..............       Health Care Equipment & Supplies             17,180,690       161,498,486
    Bristol-Myers Squibb Co ..............                  Pharmaceuticals                    4,064,690        80,968,625
(a) Cisco Systems Inc. ...................           Communications Equipment                  8,005,190       148,096,015
    Comcast Corp., A .....................                       Media                        20,752,910       269,787,830
    Covidien Ltd. ........................         Health Care Equipment & Supplies            6,316,370       225,620,736
    El Paso Corp. ........................            Oil, Gas & Consumable Fuels             16,671,350       162,545,663
(a) Expedia Inc. .........................           Internet & Catalog Retail                 7,343,970       127,124,121
    FedEx Corp. ..........................              Air Freight & Logistics                1,249,200        69,243,156
    General Electric Co. .................             Industrial Conglomerates                9,737,780       131,265,274
    Halliburton Co .......................            Energy Equipment & Services                943,700        21,639,041
    Harley-Davidson Inc ..................                    Automobiles                      2,718,070        46,125,648
    The Home Depot Inc. ..................                 Specialty Retail                    2,300,320        53,275,411
    JPMorgan Chase & Co. .................          Diversified Financial Services             1,159,200        42,774,480
    Merck & Co. Inc. .....................                  Pharmaceuticals                    6,802,200       187,604,676
    Microsoft Corp. ......................                     Software                       23,571,670       492,412,186
    News Corp., A ........................                       Media                        29,935,930       292,773,395
    Oracle Corp. .........................                     Software                       26,239,610       514,033,960
    Pfizer Inc. ..........................                  Pharmaceuticals                   27,665,690       420,241,831
(a) Progressive Corp. ....................                   Insurance                         9,640,540       155,501,910
    Quest Diagnostics Inc. ...............         Health Care Providers & Services              889,060        46,426,713
    Seagate Technology ...................              Computers & Peripherals               12,494,890       108,830,492
(a) Sprint Nextel Corp ...................      Wireless Telecommunication Services           32,608,660       167,934,599
    Target Corp. .........................                 Multiline Retail                    1,905,980        74,905,014
    Time Warner Cable Inc. ...............                       Media                         1,501,096        46,218,746
    Time Warner Inc. .....................                       Media                         5,979,980       140,051,132
    Torchmark Corp .......................                     Insurance                       1,569,150        63,017,064
    Tyco Electronics Ltd. ................  Electronic Equipment, Instruments & Components     8,248,590       143,278,008
    Tyco International Ltd. ..............             Industrial Conglomerates                6,422,990       177,338,754


                     Quarterly Statement of Investments | 5

Templeton Growth Fund, Inc.

                                                              INDUSTRY                         SHARES           VALUE
                                            ----------------------------------------------  ------------  ----------------
    COMMON STOCKS (CONTINUED)
    UNITED STATES (CONTINUED)
    United Parcel Service Inc., B ........              Air Freight & Logistics                5,464,810  $    279,470,383
(a) Viacom Inc., B .......................                       Media                         9,002,880       199,593,850
    The Walt Disney Co. ..................                       Media                         4,826,306       116,893,131
                                                                                                          ----------------
                                                                                                             6,300,631,959
                                                                                                          ----------------
    TOTAL COMMON STOCKS
       (COST $ 19,802,027,853) ...........                                                                  15,661,194,489
                                                                                                          ----------------
    PREFERRED STOCKS 0.2%
       (COST $ 21,631,706)
    BRAZIL 0.2%
    Vale SA, ADR, pfd., A ................                 Metals & Mining                     1,653,600        26,837,928
                                                                                                          ----------------
    TOTAL INVESTMENTS BEFORE
       SHORT TERM INVESTMENTS
       (COST $ 19,823,659,559) ...........                                                                  15,688,032,417
                                                                                                          ----------------

                                                                                              PRINCIPAL
                                                                                              AMOUNT(b)         VALUE
                                                                                            ------------  ----------------
    SHORT TERM INVESTMENTS 3.0%
    TIME DEPOSITS 2.1%
    UNITED STATES 2.1%
    Paribas Corp., 0.22%, 6/01/09 ........                                                   200,000,000       200,000,000
    Royal Bank of Canada, 0.125%,
    6/01/09 ..............................                                                   148,350,000       148,350,000
                                                                                                          ----------------
    TOTAL TIME DEPOSITS
       (COST $ 348,350,000) ..............                                                                     348,350,000
                                                                                                          ----------------
    U.S. GOVERNMENT AND AGENCY
    SECURITIES 0.9%
    FFCB, 1.12%, 3/24/10 .................                                                    19,965,000        19,973,365
(c) FHLB, 6/01/09 - 9/14/09 ..............                                                    36,150,000        36,138,940
    FHLB, 2.25%, 10/02/09 ................                                                    24,960,000        25,116,150
    FHLB, 0.58%, 2/24/10 .................                                                    30,000,000        29,999,250
(c) FHLMC, 9/14/09 .......................                                                    29,941,000        29,926,598
                                                                                                          ----------------
    TOTAL U.S. GOVERNMENT AND AGENCY
       SECURITIES (COST $ 141,088,271) ...                                                                     141,154,303
                                                                                                          ----------------
    TOTAL INVESTMENTS
       (COST $ 20,313,097,830) 98.4% .....                                                                  16,177,536,720
    OTHER ASSETS, LESS LIABILITIES 1.6% ..                                                                     266,193,746
                                                                                                          ----------------
    NET ASSETS 100.0% ....................                                                                $ 16,443,730,466
                                                                                                          ================

See Abbreviations on page 9.

(a)  Non-income producing.

(b)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(c)  The security is traded on a discount basis with no stated coupon rate.

                     See Notes to Statement of Investments.


                     6 | Quarterly Statement of Investments

Templeton Growth Fund, Inc.

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Templeton Growth Fund, Inc. (Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company.

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Time deposits are valued at cost.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert to the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund's Board of Directors.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Directors.


                     Quarterly Statement of Investments | 7

Templeton Growth Fund, Inc.

3. INCOME TAXES

At May 31, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments .........................   $20,318,006,298
                                                ===============
Unrealized appreciation .....................   $   911,079,103
Unrealized depreciation .....................    (5,051,548,681)
                                                ---------------
Net unrealized appreciation (depreciation) ..   $(4,140,469,578)
                                                ===============

4. FAIR VALUE MEASUREMENTS

The Fund adopted Financial Accounting Standards Board (FASB) Statement No. 157, "Fair Value Measurement" (SFAS 157), on September 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Fund has determined that the implementation of SFAS 157 did not have a material impact on the Fund's financial statements.

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2009, in valuing the Fund's assets carried at fair value:

                                      LEVEL 1          LEVEL 2     LEVEL 3        TOTAL
                                  ---------------   ------------   -------   ---------------
ASSETS:
   Investments in Securities ..   $15,688,032,417   $489,504,303     $--     $16,177,536,720


                     8 | Quarterly Statement of Investments

Templeton Growth Fund, Inc.

5. NEW ACCOUNTING PRONOUNCEMENTS

In April 2009, FASB issued FASB Staff Position FSP FAS 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP FAS 157-4), which provides additional guidance when the volume and level of activity for the asset or liability measured at fair value have significantly decreased. Additionally, FSP FAS 157-4 amends SFAS 157, expanding disclosure requirements by reporting entities surrounding the major categories of assets and liabilities carried at fair value. FSP FAS 157-4 is effective for interim and annual periods ending after June 15, 2009. The Fund believes applying FSP FAS 157-4 will not have a material impact on its financial statements.

In May 2009, FASB issued Statement No. 165, "Subsequent Events", which is intended to establish general standards of accounting for and disclosure of events that occur after the balance sheet date but before the statements are issued or are available to be issued. FASB 165 is effective for interim or annual financial periods ending after June 15, 2009, the adoption of FASB 165 will not have a material impact on the financial statements.

ABBREVIATIONS

SELECTED PORTFOLIO

ADR   - American Depository Receipt
FFCB  - Federal Farm Credit Bank
FHLB  - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corp.

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                     Quarterly Statement of Investments | 9


ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and
Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON GROWTH FUND, INC.


By /s/LAURA F. FERGERSON
  -------------------------------
      Laura F. Fergerson
      Chief Executive Officer -
      Finance and Administration
Date  July 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/LAURA F. FERGERSON
  -------------------------------
      Laura F. Fergerson
      Chief Executive Officer -
      Finance and Administration
Date  July 27, 2009


By /s/MARK H. OTANI
  -------------------------------
      Mark H. Otani
      Chief Financial Officer and
      Chief Accounting Officer
Date  July 27, 2009